EMPLOYEE BENEFITS - Changes in Defined Benefit Obligation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit obligation	€ 19,930	€ 21,929
Recognized in the consolidated income statement	6	25
Recognized in other comprehensive loss/ (income)	463	(30)
Other	(1,969)	(1,994)
Benefits paid	(2,232)	(1,842)
Other changes	263	(152)
Net defined benefit obligation	18,430	19,930
Italian employee severance indemnity (TFR)
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit obligation	19,825	21,795
Recognized in the consolidated income statement	6	25
Recognized in other comprehensive loss/ (income)	463	2
Other	(1,864)	(1,997)
Benefits paid	(2,127)	(1,842)
Other changes	263	(155)
Net defined benefit obligation	18,430	19,825
Pension plans
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit obligation	105	134
Recognized in the consolidated income statement	0	0
Recognized in other comprehensive loss/ (income)	0	(32)
Other	(105)	3
Benefits paid	(105)	0
Other changes	0	3
Net defined benefit obligation	€ 0	€ 105